Note 18 - Leases - Undiscounted Cash Flows Due to Operating Leases (Details) $ in Thousands	Dec. 31, 2025 USD ($)
2026	$ 464
2027	417
2028	407
2029	415
2030	424
2031 and thereafter	4,172
Total undiscounted cash flows	6,299
Discount on cash flows	(2,137)
Other Liabilities [Member]
Total lease liabilities	$ 4,162